UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-22895

Capitol Series Trust
(Exact name of registrant as specified in charter)

Ultimus Fund Solutions, LLC
225 Pictoria Drive, Suite 450
Cincinnati, OH 45246
(Address of principal executive offices) (Zip code)

Zachary P. Richmond
Ultimus Fund Solutions, LLC
225 Pictoria Drive, Suite 450
Cincinnati, OH 45246
(Name and address of agent for service)

Registrant’s telephone number, including area code:	513-587-3400

Date of fiscal year end:	December 31

Date of reporting period:	June 30, 2025

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policy making roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

(a)

Sterling Capital Enhanced Core Bond ETF

(SCEC) NYSE Arca, Inc.

Semi-Annual Shareholder Report - June 30, 2025

Fund Overview

This semi-annual shareholder report contains important information about Sterling Capital Enhanced Core Bond ETF for the period of March 13, 2025 to June 30,2025. You can find additional information about the Fund at https://sterlingcapital.com/investments/exchange-traded-funds/scec/#materials. You can also request this information by contacting us at (888) 228-1872.

What were the Fund’s costs for the period since inception?*

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Sterling Capital Enhanced Core Bond ETF	$20	0.39%

*The expenses reflect the period of March 13, 2025 (commencement of operations) to June 30, 2025. Such expenses would be higher for the full reporting period.

Fund Statistics

  Net Assets$417,275,857
  Number of Portfolio Holdings222
  Advisory Fee $343,236
  Portfolio Turnover35%

What did the Fund invest in?

Material Fund Changes

No material changes occurred during the period ended June 30, 2025.

Asset Weighting (% of total investments)

U.S. Treasury Bonds & Notes
24.5%
U.S. Government & Agencies
28.6%
Corporate Bonds
23.2%
Asset Backed Securities
23.7%

Value	Value
Asset Backed Securities	23.7%
Corporate Bonds	23.2%
U.S. Government & Agencies	28.6%
U.S. Treasury Bonds & Notes	24.5%

S

MCMLXX

PULSUS UT LIBERA™

STERLING

CAPITAL ACTIVE ETF

Sterling Capital Enhanced Core Bond ETF

Semi-Annual Shareholder Report - June 30, 2025

Additional information is available on the Fund's website (https://sterlingcapital.com/investments/exchange-traded-funds/scec/#materials), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 063025-SCEC

(b)	Not Applicable.

Item 2. Code of Ethics.

Not Applicable – disclosed with annual report

Item 3. Audit Committee Financial Expert.

Not Applicable – disclosed with annual report

Item 4. Principal Accountant Fees and Services.

Not Applicable – disclosed with annual report

Item 5. Audit Committee of Listed Registrants.

Not Applicable – disclosed with annual report

Item 6. Investments.

The Registrant’s schedule of investments in unaffiliated issuers is included in the Financial Statements under Item 7 of this form.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a)

Sterling Capital Enhanced Core Bond ETF

SCEC

Semi-Annual Financial Statements

and Additional Information

June 30, 2025

1-888-228-1872

www.sterlingcapital.com/etf

This report and the financial statements contained herein are submitted for the general information of shareholders and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein contained is to be considered an offer of sale or solicitation of an offer to buy shares of the Fund. Such offering is made only by prospectus, which includes details as to offering price and other material information.

Distributed by Northern Lights Distributors LLC

Member FINRA

Sterling Capital Enhanced Core Bond ETF

Schedule of Investments

June 30, 2025 (Unaudited)

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 23.3%
	AUTO LOAN — 1.1%
250,000	Avis Budget Rental Car Funding AESOP, LLC Series 3A A(a)		5.2300	12/20/30	$255,927
155,000	Enterprise Fleet Financing 2024-3, LLC Series 3 A4(a)		5.0600	03/20/31	158,359
3,915,000	Toyota Auto Loan Extended Note Trust 2025-1 Series 1A A(a)		4.6500	05/25/38	3,973,661
					4,387,947
	COLLATERALIZED LOAN OBLIGATIONS — 2.4%
2,275,056	CARLYLE US CLO 2017-3 Ltd. Series 3A A1R2 3A(a)(b)	TSFR3M + 1.400%	5.6690	10/21/37	2,282,955
2,673,000	Dryden 53 CLO Ltd. Series 53A BR(a),(b)	TSFR3M + 1.300%	5.6020	01/15/31	2,673,000
5,152,000	OHA Credit Funding 5 Ltd. Series 5A AR 5A(a)(b)	TSFR3M + 1.350%	5.6190	10/18/37	5,172,443
					10,128,398
	COLLATERALIZED MORTGAGE OBLIGATIONS — 18.0%
3,500,000	Avis Budget Rental Car Funding AESOP, LLC Series 4A A(a)		4.7700	02/20/29	3,529,766
200,000	BANK 2023-BNK46 Series BNK46 A4		5.7450	08/15/56	209,747
1,390,000	BANK5 2023-5YR1 Series 5YR1 A3		6.2600	04/15/56	1,445,838
3,650,000	BANK5 2023-5YR3 Series 5YR3 AS		7.5590	09/15/56	3,906,014
3,462,454	BANK5 2023-5YR4 Series 5YR4 A3		6.5000	12/15/56	3,652,521
200,000	BANK5 2023-5YR4 Series 5YR4 AS		7.2740	12/15/56	214,232
866,578	BANK5 2024-5YR5 Series 5YR5 A3		5.7020	02/15/29	896,253
2,500,000	BANK5 Trust 2024-5YR6 Series 5YR6 A3		6.2250	05/15/57	2,633,980
1,000,000	BANK5 Trust 2024-5YR6 Series 5YR6 AS		6.7900	05/15/57	1,062,505
1,535,000	BBCMS Mortgage Trust 2024-5C25 Series 5C25 A3		5.9460	03/15/57	1,603,369
1,141,000	Benchmark 2023-V2 Mortgage Trust Series V2 A3(b)		5.8120	05/15/55	1,177,909
3,222,000	Benchmark 2023-V3 Mortgage Trust Series V3 A3(b)		6.3630	07/15/56	3,379,101
665,000	Benchmark 2024-V5 Mortgage Trust Series V5 A3		5.8050	01/10/57	690,786
100,000	Benchmark 2024-V6 Mortgage Trust Series V6 A3		5.9260	03/15/57	104,411
1,750,000	Benchmark 2024-V6 Mortgage Trust Series V6 AS		6.3840	03/15/57	1,830,125
200,000	Benchmark 2024-V7 Mortgage Trust Series V7 A3(b)		6.2280	05/15/56	210,804
3,500,000	Benchmark 2024-V9 Mortgage Trust Series V9 A3		5.6020	08/15/57	3,621,854

See accompanying notes which are an integral part of these financial statements.

Sterling Capital Enhanced Core Bond ETF

Schedule of Investments (continued)

June 30, 2025 (Unaudited)

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
3,260,000	BMO 2023-5C1 Mortgage Trust Series 5C1 A3(b)		6.5340	08/15/56	$3,427,312
285,000	CD 2016-CD2 Mortgage Trust Series CD2 A4(b)		3.5260	11/10/49	270,839
880,000	CD 2017-CD3 Mortgage Trust Series CD3 A4		3.6310	02/10/50	847,718
5,000,000	CIFC Funding 2017-III Ltd. Series 3A AR(a)(b)	TSFR3M + 1.540%	5.8090	04/20/37	5,016,570
2,000,000	Citigroup Commercial Mortgage Trust 2018- B2 Series B2 A4		4.0090	03/10/51	1,967,912
1,200,000	COMM 2017-COR2 Mortgage Trust Series COR2 A3		3.5100	09/10/50	1,170,676
9,555,753	Freddie Mac REMICS Series 5243 B		3.5000	05/15/40	9,264,267
3,400,000	Hertz Vehicle Financing III, LLC Series 2A A(a)		5.5700	09/25/29	3,475,436
175,000	JPMCC Commercial Mortgage Securities Trust Series JP5 A5		3.7230	03/15/50	172,302
500,000	Morgan Stanley Bank of America Merrill Lynch Trust Series C32 A4		3.7200	12/15/26	493,818
300,000	Morgan Stanley Capital I 2017-HR2 Series HR2 A4		3.5870	12/15/50	292,643
608,000	Morgan Stanley Capital I Trust 2018- H3 Series H3 A5		4.1770	07/15/51	599,861
4,500,000	OneMain Direct Auto Receivables Trust 2025-1 Series 1A A(a)		5.3600	04/16/35	4,647,020
3,740,000	PFS Financing Corporation Series B A(a)		4.8500	02/15/30	3,790,487
3,055,000	Progress Residential 2025-SFR1 Trust Series SFR1 A(a)		3.4000	02/17/42	2,897,373
2,550,000	Santander Drive Auto Receivables Trust 2025-1 Series 1 B		4.8800	03/17/31	2,573,801
3,404,799	SMB Private Education Loan Trust 2024-A Series A A1A(a)		5.2400	03/15/56	3,467,556
601,000	Wells Fargo Commercial Mortgage Trust 2015-P2 Series P2 A4		3.8090	12/15/48	597,439
					75,142,245
	OTHER ASSET BACKED SECURITIES — 1.8%
4,463,000	Barings Equipment Finance, LLC 2025-A Series A A3(a)		4.8200	08/13/32	4,541,137
190,753	MVW 2024-2, LLC Series 2A A(a)		4.4300	03/20/42	190,597
1,385,000	OneMain Financial Issuance Trust 2023-2 Series 2A A1(a)		5.8400	09/15/36	1,417,521
1,500,000	Verizon Master Trust Series 2023-7 A1A		5.6700	11/20/29	1,530,848
					7,680,103
	TOTAL ASSET BACKED SECURITIES (Cost $96,617,863)				97,338,693

See accompanying notes which are an integral part of these financial statements.

Sterling Capital Enhanced Core Bond ETF

Schedule of Investments (continued)

June 30, 2025 (Unaudited)

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 22.8%
	AEROSPACE & DEFENSE — 0.8%
632,000	BAE Systems plc(a)		5.1250	03/26/29	$648,021
543,000	Boeing Company (The)		6.2980	05/01/29	574,209
798,000	Boeing Company (The)		5.7050	05/01/40	788,921
66,000	Howmet Aerospace, Inc.		4.8500	10/15/31	66,922
248,000	Howmet Aerospace, Inc.		5.9500	02/01/37	263,513
550,000	RTX Corporation		6.1000	03/15/34	594,872
					2,936,458
	ASSET MANAGEMENT — 0.7%
426,000	Ares Finance Co. III LLC(a),(b)	H15T5Y + 3.237%	4.1250	06/30/51	417,156
364,000	Ares Management Corporation		6.3750	11/10/28	385,986
907,000	BlackRock, Inc.		1.9000	01/28/31	798,355
603,000	Blue Owl Capital Corp.		3.4000	07/15/26	593,462
445,000	Fortitude Group Holdings, LLC(a)		6.2500	04/01/30	458,014
458,000	KKR Group Finance Company III, LLC(a)		5.1250	06/01/44	417,848
					3,070,821
	AUTOMOTIVE — 0.2%
795,000	Ford Motor Company		6.1000	08/19/32	794,228
195,000	Hyundai Capital America(a)		5.4000	06/23/32	197,571
					991,799
	BANKING — 4.4%
743,000	Australia & New Zealand Banking Group Ltd.(a),(b)	H15T5Y + 1.288%	2.9500	07/22/30	742,198
1,717,000	Bank of America Corporation(b)	TSFR3M + 1.302%	3.4190	12/20/28	1,678,671
592,000	Bank of America Corporation(b)	SOFRRATE + 1.910%	5.2880	04/25/34	604,077
880,000	Bank of America Corporation(b)	SOFRRATE + 1.697%	5.7440	02/12/36	894,635
1,868,000	Citigroup, Inc.(b)	SOFRRATE + 1.422%	2.9760	11/05/30	1,748,047
457,000	Citizens Financial Group, Inc.(b)	SOFRRATE + 2.010%	5.8410	01/23/30	473,434
501,000	Comerica Inc(b)	SOFRRATE + 2.155%	5.9820	01/30/30	513,289
789,000	Fifth Third Bancorp(b)	SOFRRATE + 1.355%	4.0550	04/25/28	784,212
601,000	Huntington Bancshares, Inc.(b)	SOFRRATE + 2.020%	6.2080	08/21/29	630,745
1,384,000	JPMorgan Chase & Company(b)	SOFRRATE + 1.310%	5.0120	01/23/30	1,409,795
1,040,000	JPMorgan Chase & Company(b)	SOFRRATE + 2.080%	4.9120	07/25/33	1,046,330
427,000	KeyCorporation		2.5500	10/01/29	394,602

See accompanying notes which are an integral part of these financial statements.

Sterling Capital Enhanced Core Bond ETF

Schedule of Investments (continued)

June 30, 2025 (Unaudited)

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
1,005,000	Macquarie Group Ltd.(a),(b)	SOFRRATE + 1.069%	1.3400	01/12/27	$988,251
897,000	Mitsubishi UFJ Financial Group, Inc.(b)	H15T1Y + 0.970%	2.4940	10/13/32	785,276
1,083,000	Sumitomo Mitsui Financial Group, Inc.		2.1300	07/08/30	968,077
801,000	Toronto-Dominion Bank (The)(b)	USSW5 + 2.205%	3.6250	09/15/31	792,116
527,000	US Bancorp(b)	SOFRRATE + 1.600%	4.8390	02/01/34	520,563
930,000	Wells Fargo & Co.(b)	SOFRRATE + 1.980%	4.8080	07/25/28	938,004
979,000	Wells Fargo & Company(b)	SOFRRATE + 1.070%	5.3960	04/22/28	985,927
1,069,000	Wells Fargo & Company(b)	TSFR3M + 1.432%	2.8790	10/30/30	999,044
898,000	Westpac Banking Corporation(b)	USISOA05 + 2.236%	4.3220	11/23/31	892,389
					18,789,682
	BEVERAGES — 0.6%
648,000	Anheuser-Busch InBev Finance, Inc.		4.9000	02/01/46	591,835
684,000	Bacardi Ltd. / Bacardi-Martini BV(a)		5.4000	06/15/33	682,198
1,175,000	Constellation Brands, Inc.		4.9000	05/01/33	1,164,921
					2,438,954
	BIOTECH & PHARMA — 0.7%
955,000	Amgen, Inc.		5.2500	03/02/30	984,292
618,000	CSL Finance plc(a)		4.2500	04/27/32	603,719
770,000	Organon & Company / Organon Foreign Debt Co-Issuer(a)		5.1250	04/30/31	668,888
614,000	Pfizer Investment Enterprises Pte Ltd.		4.6500	05/19/30	622,676
					2,879,575
	CABLE & SATELLITE — 0.3%
431,000	Charter Communications Operating, LLC / Charter		6.1000	06/01/29	451,357
752,000	Charter Communications Operating, LLC / Charter		6.5500	06/01/34	802,661
					1,254,018
	E-COMMERCE DISCRETIONARY — 0.2%
894,000	Amazon.com, Inc.		2.8750	05/12/41	667,620

	ELECTRIC UTILITIES — 1.8%
589,000	CenterPoint Energy Houston Electric, LLC		5.1500	03/01/34	594,578
657,000	CMS Energy Corporation		4.7000	03/31/43	571,398
818,000	DTE Electric Company		5.2000	04/01/33	841,034
1,180,000	Duke Energy Florida, LLC		6.2000	11/15/53	1,257,546
1,090,000	Duke Energy Progress, LLC		3.6000	09/15/47	801,006
660,000	Entergy Louisiana, LLC		5.7000	03/15/54	652,261

See accompanying notes which are an integral part of these financial statements.

Sterling Capital Enhanced Core Bond ETF

Schedule of Investments (continued)

June 30, 2025 (Unaudited)

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
409,000	Nevada Power Company(b)	H15T5Y + 1.936%	6.2500	05/15/55	$408,040
967,000	NextEra Energy Capital Holdings Inc.		2.4400	01/15/32	840,442
733,000	Sempra		3.8000	02/01/38	607,167
487,000	Southern California Edison Company		5.9500	11/01/32	500,296
358,000	Southern California Edison Company		5.7500	04/15/54	321,125
					7,394,893
	FOOD — 0.4%
859,000	Kraft Heinz Foods Company		4.8750	10/01/49	738,158
920,000	Mars, Inc.(a)		5.2000	03/01/35	931,482
					1,669,640
	GAS & WATER UTILITIES — 0.3%
576,000	Sempra Global(a)		3.2500	01/15/32	490,945
750,000	Southern Company Gas Capital Corporation		4.9500	09/15/34	743,763
					1,234,708
	HEALTH CARE FACILITIES & SERVICES — 0.5%
682,000	CVS Health Corporation		6.0500	06/01/54	668,865
733,000	HCA, Inc.		5.5000	06/01/33	750,768
562,000	IQVIA, Inc.		6.2500	02/01/29	587,763
					2,007,396
	HOME CONSTRUCTION — 0.4%
396,000	DR Horton, Inc.		4.8500	10/15/30	399,651
433,000	Meritage Homes Corporation(a)		3.8750	04/15/29	417,536
536,000	New Home Company, Inc. (The)(a)		9.2500	10/01/29	556,355
176,000	New Home Company, Inc. (The)(a)		8.5000	11/01/30	179,470
					1,553,012
	INSTITUTIONAL FINANCIAL SERVICES — 0.9%
736,000	Jane Street Group / JSG Finance, Inc.(a)		7.1250	04/30/31	774,921
528,000	Jefferies Group, LLC / Jefferies Group Capital		4.1500	01/23/30	515,867
1,201,000	Morgan Stanley(b)	US0003M + 1.340%	3.5910	07/22/28	1,180,203
1,283,000	Morgan Stanley(b)	SOFRRATE + 1.870%	5.2500	04/21/34	1,305,611
					3,776,602
	INSURANCE — 1.5%
157,000	American International Group, Inc.		4.8500	05/07/30	159,577
779,000	Athene Holding Ltd.		5.8750	01/15/34	807,222
335,000	Athene Holding Ltd.(b)	H15T5Y + 2.607%	6.6250	10/15/54	330,612
346,000	Corebridge Financial, Inc.(b)	H15T5Y + 2.646%	6.3750	09/15/54	345,716
436,000	Enstar Group Ltd.		3.1000	09/01/31	387,913
675,000	GA Global Funding Trust(a)		5.5000	01/08/29	692,120
500,000	Meiji Yasuda Life Insurance Company(a),(b)	USSW5 + 4.230%	5.2000	10/20/45	503,112

See accompanying notes which are an integral part of these financial statements.

Sterling Capital Enhanced Core Bond ETF

Schedule of Investments (continued)

June 30, 2025 (Unaudited)

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
971,000	Panther Escrow Issuer, LLC(a)		7.1250	06/01/31	$1,009,264
363,000	RGA Global Funding(a)		5.5000	01/11/31	374,668
770,000	SBL Holdings, Inc.(a)		5.1250	11/13/26	763,848
392,000	SBL Holdings, Inc.(a)		7.2000	10/30/34	374,932
484,000	Transatlantic Holdings, Inc.		8.0000	11/30/39	608,502
					6,357,486
	INTERNET MEDIA & SERVICES — 0.2%
653,000	Meta Platforms, Inc.		5.4000	08/15/54	637,292

	MACHINERY — 0.1%
555,000	Caterpillar, Inc.		5.2000	05/15/35	566,033

	MEDICAL EQUIPMENT & DEVICES — 0.2%
816,000	GE HealthCare Technologies, Inc.		5.8570	03/15/30	862,112

	METALS & MINING — 0.7%
694,000	Anglo American Capital plc(a)		5.5000	05/02/33	708,084
817,000	Cleveland-Cliffs, Inc.(a)		7.5000	09/15/31	788,650
757,000	Freeport-McMoRan, Inc.		5.4500	03/15/43	715,850
778,000	Glencore Funding, LLC(a)		5.6730	04/01/35	794,049
					3,006,633
	OIL & GAS PRODUCERS — 1.9%
952,000	Aker BP ASA(a)		3.7500	01/15/30	906,811
385,000	Antero Resources Corporation(a)		5.3750	03/01/30	387,706
431,000	APA Corporation(a)		6.7500	02/15/55	407,625
390,000	Ascent Resources Utica Holdings, LLC / ARU Finance(a)		6.6250	10/15/32	397,187
10,000	Buckeye Partners, L.P.(a)		6.7500	02/01/30	10,388
495,000	Civitas Resources, Inc.(a)		9.6250	06/15/33	507,831
381,000	Crescent Energy Finance, LLC(a)		9.2500	02/15/28	397,396
420,000	Crescent Energy Finance, LLC(a)		8.3750	01/15/34	420,550
522,000	Diamondback Energy, Inc.		5.4000	04/18/34	523,790
485,000	Energy Transfer LP		3.7500	05/15/30	465,527
635,000	MPLX, L.P.		4.5000	04/15/38	562,108
791,000	Permian Resources Operating LLC(a)		5.8750	07/01/29	794,591
644,000	Pioneer Natural Resources Company		1.9000	08/15/30	571,095
604,000	Sunoco, L.P. / Sunoco Finance Corporation		4.5000	05/15/29	586,799
497,000	Targa Resources Corporation		6.5000	03/30/34	534,333
629,000	Woodside Finance Ltd.		6.0000	05/19/35	642,360
					8,116,097
	REAL ESTATE INVESTMENT TRUSTS — 1.3%
473,000	Invitation Homes Operating Partnership, L.P.		4.1500	04/15/32	448,042
1,102,000	Iron Mountain, Inc.(a)		4.5000	02/15/31	1,050,803
572,000	LXP Industrial Trust		2.7000	09/15/30	512,976
1,078,000	Necessity Retail REIT Inc (The) / American Finance(a)		4.5000	09/30/28	1,045,337
659,000	Phillips Edison Grocery Center Operating		4.9500	01/15/35	638,556
587,000	Prologis Targeted US Logistics Fund, L.P.(a)		5.5000	04/01/34	599,891

See accompanying notes which are an integral part of these financial statements.

Sterling Capital Enhanced Core Bond ETF

Schedule of Investments (continued)

June 30, 2025 (Unaudited)

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
805,000	Store Capital, LLC		2.7500	11/18/30	$710,770
348,000	Tanger Properties, L.P.		2.7500	09/01/31	305,364
					5,311,739
	RETAIL - DISCRETIONARY — 0.4%
571,000	Bath & Body Works, Inc.		6.8750	11/01/35	592,996
747,000	Lowe’s Companies, Inc.		1.7000	10/15/30	650,486
604,000	O’Reilly Automotive, Inc.		4.2000	04/01/30	598,624
					1,842,106
	SEMICONDUCTORS — 1.0%
982,000	Broadcom, Inc.(a)		4.9260	05/15/37	953,565
833,000	Entegris Escrow Corporation(a)		4.7500	04/15/29	824,529
1,039,000	Foundry JV Holdco, LLC(a)		6.1500	01/25/32	1,094,146
680,000	Intel Corporation		5.2000	02/10/33	686,033
400,000	Microchip Technology, Inc.		5.0500	02/15/30	405,926
					3,964,199
	SOFTWARE — 0.2%
827,000	Oracle Corporation		6.1250	08/03/65	828,448

	SPECIALTY FINANCE — 0.6%
480,000	AerCap Ireland Capital DAC		6.1500	09/30/30	512,100
504,000	Ladder Capital Finance Holdings LLLP / Ladder(a)		7.0000	07/15/31	527,358
283,000	OneMain Finance Corporation		7.8750	03/15/30	300,910
159,000	OneMain Finance Corporation		7.1250	09/15/32	164,807
862,000	Starwood Property Trust, Inc.(a)		6.5000	10/15/30	892,118
					2,397,293
	STEEL — 0.3%
398,000	Cleveland-Cliffs, Inc.(a)		6.8750	11/01/29	392,203
665,000	Steel Dynamics, Inc.		5.3750	08/15/34	675,680
					1,067,883
	TECHNOLOGY HARDWARE — 0.3%
694,000	Dell Technologies, Inc.		5.5000	04/01/35	701,169
679,000	Motorola Solutions, Inc.		4.8500	08/15/30	686,510
					1,387,679
	TECHNOLOGY SERVICES — 0.5%
632,000	Gartner, Inc.(a)		4.5000	07/01/28	625,870
814,000	Kyndryl Holdings, Inc.		3.1500	10/15/31	735,505
598,000	Verisk Analytics, Inc.		5.2500	03/15/35	601,636
					1,963,011
	TELECOMMUNICATIONS — 0.8%
593,000	AT&T, Inc.		4.3000	02/15/30	591,263
1,315,000	AT&T, Inc.		3.5000	06/01/41	1,032,323
654,000	Sprint Capital Corporation		8.7500	03/15/32	793,729
907,000	T-Mobile USA, Inc.		6.0000	06/15/54	923,981
					3,341,296

See accompanying notes which are an integral part of these financial statements.

Sterling Capital Enhanced Core Bond ETF

Schedule of Investments (continued)

June 30, 2025 (Unaudited)

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	TOBACCO & CANNABIS — 0.3%
721,000	B.A.T. Capital Corp.		6.4210	08/02/33	$783,400
611,000	Philip Morris International, Inc.		5.1250	02/15/30	628,859
					1,412,259
	TRANSPORTATION & LOGISTICS — 0.3%
636,000	Burlington Northern Santa Fe, LLC		4.9500	09/15/41	599,091
691,000	Delta Air Lines, Inc.		5.2500	07/10/30	695,895
30,000	Stonepeak Nile Parent, LLC(a)		7.2500	03/15/32	31,821
					1,326,807
	TOTAL CORPORATE BONDS (Cost $93,192,500)				95,053,551

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	U.S. GOVERNMENT & AGENCIES — 28.2%
8,717,120	Fannie Mae Pool FA0642	2.5000	03/01/42	7,797,635
4,384,553	Fannie Mae Pool CA3823	4.0000	07/01/49	4,164,598
10,616,804	Fannie Mae Pool CB0737	3.0000	06/01/51	9,285,329
398,139	Fannie Mae Pool FS8708	4.0000	08/01/51	375,420
8,634,914	Fannie Mae Pool FM8686	2.5000	09/01/51	7,281,009
5,730,293	Fannie Mae Pool FS1133	4.0000	10/01/51	5,401,983
330,695	Fannie Mae Pool FM9464	3.0000	11/01/51	290,670
216,616	Fannie Mae Pool FS8108	2.5000	01/01/52	181,974
3,316,610	Fannie Mae Pool FA0543	2.5000	06/01/52	2,798,183
360,962	Fannie Mae Pool FS3809	4.5000	11/01/52	347,374
5,701,640	Fannie Mae Pool CB6081	5.5000	04/01/53	5,737,552
368,319	Fannie Mae Pool FS4571	5.5000	05/01/53	371,261
3,959,097	Fannie Mae Pool FA0202	5.5000	02/01/54	3,978,160
9,449,708	Fannie Mae Pool CB8755	6.0000	06/01/54	9,667,502
7,666,378	Fannie Mae Pool FS9801	5.5000	11/01/54	7,692,133
6,910,494	Freddie Mac Pool SD6920	4.0000	04/01/47	6,660,008
10,175,613	Freddie Mac Pool SD0739	3.5000	10/01/51	9,323,284
327,938	Freddie Mac Pool RA7191	3.5000	04/01/52	296,981
7,032,242	Freddie Mac Pool SL0704	4.5000	03/01/53	6,767,518
6,070,098	Freddie Mac Pool SL0448	4.5000	04/01/53	5,825,147
4,039,487	Freddie Mac Pool SD3354	5.0000	06/01/53	3,972,734
371,502	Freddie Mac Pool SD3814	5.0000	08/01/53	367,229
5,949,992	Freddie Mac Pool SL0715	5.0000	10/01/54	5,863,784
7,048,121	Freddie Mac Pool QX0510	5.0000	12/01/54	6,920,391
4,035,318	Freddie Mac Pool SL0797	6.0000	02/01/55	4,127,414
1,931,975	Freddie Mac Pool SL0769	6.0000	02/01/55	1,988,724
				117,483,997
	TOTAL U.S. GOVERNMENT & AGENCIES (Cost $117,273,419)			117,483,997

See accompanying notes which are an integral part of these financial statements.

Sterling Capital Enhanced Core Bond ETF

Schedule of Investments (continued)

June 30, 2025 (Unaudited)

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	U.S. TREASURY BONDS & NOTES — 24.1%
	U.S. TREASURY BONDS — 24.1%
12,451,900	United States Treasury Bond	2.6250	02/15/29	$11,994,195
10,988,300	United States Treasury Bond	4.0000	02/28/30	11,097,754
17,193,300	United States Treasury Bond	4.1250	11/15/32	17,315,534
23,033,300	United States Treasury Bond	4.0000	02/15/34	22,800,268
23,588,500	United States Treasury Bond	2.5000	02/15/45	16,613,307
22,385,000	United States Treasury Bond	1.3750	08/15/50	11,043,850
10,698,600	United States Treasury Bond	4.2500	08/15/54	9,773,338
				100,638,246
	TOTAL U.S. TREASURY BONDS & NOTES (Cost $100,950,510)			100,638,246

	TOTAL INVESTMENTS - 98.4% (Cost $408,034,292)			$410,514,487
	OTHER ASSETS IN EXCESS OF LIABILITIES - 1.6%			6,761,370
	NET ASSETS - 100.0%			$417,275,857

(a)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of June 30, 2025 the total market value of 144A securities is 74,940,834 or 18.0% of net assets.
(b)	Variable rate security; the rate shown represents the rate on June 30, 2025.

See accompanying notes which are an integral part of these financial statements.

Sterling Capital Enhanced Core Bond ETF

Statement of Assets and Liabilities

June 30, 2025 (Unaudited)

Sterling Capital Enhanced Core Bond ETF
Assets:
Investments at fair value (a)	$410,514,487
Cash	5,973,530
Receivable for capital shares issued	1,258,811
Interest receivable	3,311,896
Total Assets	421,058,724
Liabilities:
Payable for investments purchased	3,620,909
Accrued expenses and other payables:
Investment advisory fees	161,958
Custodian fees	—
Total Liabilities	3,782,867
Net Assets	$417,275,857
Net Assets consist of:
Capital	$413,522,022
Total distributable earnings	3,753,835
Net Assets	$417,275,857
Shares of Beneficial Interest Outstanding (Unlimited number of shares authorized, no par value)	16,550,000
Net asset value, offering and redemption price per share	$25.21
(a) Investments at cost	$408,034,292

See accompanying notes which are an integral part of these financial statements.

Sterling Capital Enhanced Core Bond ETF

Statement of Operations

For the period ended June 30, 2025 (Unaudited)(a)

Sterling Capital Enhanced Core Bond ETF
Investment Income:
Interest income	$4,331,126
Total investment income	4,331,126
Expenses:
Investment advisory fees (See Note 4)	343,236
Total expenses	343,236
Net investment income	3,987,890
Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) from:
Investments	(335,731)
Change in unrealized appreciation/depreciation on:
Investments	2,480,196
Net realized and change in unrealized gain on investments and in-kind redemptions	2,144,465
Net increase in net assets resulting from operations	$6,132,355

(a)	For the period March 13, 2025 (commencement of operations) to June 30, 2025.

See accompanying notes which are an integral part of these financial statements.

Sterling Capital Enhanced Core Bond ETF

Statements of Changes in Net Assets

June 30, 2025

For the Period Ended June 30, 2025(a) (Unaudited)
Increase (Decrease) in Net Assets due to:
Operations:
Net investment income	$3,987,890
Net realized loss	(335,731)
Net change in unrealized appreciation	2,480,196
Net increase in net assets resulting from operations	6,132,355
Distributions to Shareholders:
Income distribution:	(2,378,520)
Change in net assets from shareholder distributions	(2,378,520)
Capital Transactions:
Proceeds from shares sold	413,522,022

Change in net assets from capital transactions	413,522,022
Change in net assets	417,275,857

Net Assets:
Beginning of period	—
End of period	$417,275,857

Share Transactions:
Shares sold	16,550,000
Net increase in shares outstanding	16,550,000

(a)	For the period March 13, 2025 (commencement of operations) to June 30, 2025.

See accompanying notes which are an integral part of these financial statements.

Sterling Capital Enhanced Core Bond ETF

Financial Highlights

(For a share outstanding during each period)

	For the Period Ended June 30, 2025(a) (Unaudited)
Net asset value, beginning of period	$25.00

Income from investment operations:
Net investment loss	(0.03)
Net realized and unrealized gain on investments	0.24
Total from investment operations	0.21

Less distributions to shareholders from:
Net investment income	(0.20)

Net asset value, end of period	$25.21

Total Return (b)	1.64	%(c)

Ratios and Supplemental Data:
Net assets, end of period (000 omitted)	$417,276
Before waiver or recoupment:
Ratio of expenses to average net assets	0.39	%(d)
After waiver or recoupment:
Ratio of net expenses to average net assets	0.39	%(d)
Ratio of net investment loss to average net assets	(0.28	)%(d)
Portfolio turnover(e)	35	%(c)

(a)	For the period March 13, 2025 (commencement of operations) to June 30, 2025.
(b)	Total returns are historical in nature and assume changes in share price, reinvestment of all dividends and distributions, if any.
(c)	Not annualized for periods less than one year.
(d)	Annualized for periods less than one year.
(e)	Portfolio turnover rate excludes portfolio securities received or delivered as a result of processing capital share transactions in Creation Units. (Note 6)

See accompanying notes which are an integral part of these financial statements.

Sterling Capital Enhanced Core Bond ETF

Notes to the Financial Statements

June 30, 2025 (Unaudited)

NOTE 1. ORGANIZATION

Sterling Capital Enhanced Core Bond ETF (the “Fund”) was organized as a diversified series of Capitol Series Trust (the “Trust”) at a meeting of the Board of Trustees (the “Board”) held on December 10-11, 2025. The Trust is an open-end investment management company established under the laws of Ohio by an Agreement and Declaration of Trust dated September 18, 2023 (the “Trust Agreement”). The Trust Agreement permits the Board to issue an unlimited number of shares of beneficial interest of separate series. The Fund is one of a series of funds currently authorized by the Board. The Fund’s investment adviser is Sterling Capital Management, LLC (the “Adviser”). The Fund’s investment objective is to seek high level current income and competitive total return.

The Fund operates as a single operating segment. The Fund’s income, expenses, assets, and performance are regularly monitored and assessed as a whole by the Adviser, who is responsible for the oversight functions of the Fund, using the information presented in the financial statements and financial highlights.

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

The Fund is an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board Accounting Standards Codification (“ASC”) Topic 946, “Financial Services-Investment Companies.” The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”).

Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Federal Income Taxes – The Fund makes no provision for federal income or excise tax. The Fund has qualified and intends to qualify each year as a regulated investment company (“RIC”) under subchapter M of the Internal Revenue Code of 1986, as amended, by complying with the requirements applicable to RICs and by distributing substantially all of its taxable income. The Fund also intends to distribute sufficient net investment income and net realized capital gains, if any, so that it will not be subject to excise tax on undistributed income and gains. If the required amount of net investment income or gains is not distributed, the Fund could incur a tax expense.

Sterling Capital Enhanced Core Bond ETF

Notes to the Financial Statements (continued)

June 30, 2025 (Unaudited)

The Fund recognizes tax benefits or expenses of uncertain tax positions only when the position is “more likely than not” to be sustained assuming examination by tax authorities. Management of the Fund has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the previous tax year end and the interim tax period since then, as applicable) and has concluded that no provision for unrecognized tax benefits or expenses is required in these financial statements and does not expect this to change over the next twelve months. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the period, the Fund did not incur any interest or penalties.

Expenses – Expenses incurred by the Trust that do not relate to a specific fund of the Trust are allocated to the individual funds based on each fund’s relative net assets or another appropriate basis (as determined by the Board). The Adviser has agreed to pay all regular and recurring expenses of the Fund under terms of the management agreement.

Security Transactions and Related Income – Throughout the reporting period, security transactions are accounted for no later than one business day following the trade date. For financial reporting purposes, security transactions are accounted for on trade date on the last business day of the reporting period. The specific identification method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis.

Dividends and Distributions – The Fund intends to distribute its net investment income, if any, monthly and net realized long-term and short-term capital gains, if any, at least annually. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. The treatment for financial reporting purposes of distributions made to shareholders during the period from net investment income or net realized capital gains may differ from their ultimate treatment for federal income tax purposes. These differences are caused primarily by differences in the timing of the recognition of certain components of income, expense or realized capital gain for federal income tax purposes. Where such differences are permanent in nature, they are reclassified among the components of net assets based on their ultimate characterization for federal income tax purposes. Any such reclassifications will have no effect on net assets, results of operations or net asset value (“NAV”) per share of the Fund.

Sterling Capital Enhanced Core Bond ETF

Notes to the Financial Statements (continued)

June 30, 2025 (Unaudited)

NOTE 3. SECURITIES VALUATION AND FAIR VALUE MEASUREMENTS

The Fund values its portfolio securities at fair value as of the close of regular trading on the New York Stock Exchange (the “NYSE”) (normally 4:00 p.m. Eastern Time) on each business day the NYSE is open for business. Fair value is defined as the price that the Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. GAAP establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.

Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk (the risk inherent in a particular valuation technique used to measure fair value including a pricing model and/or the risk inherent in the inputs to the valuation technique). Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained and available from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

●	Level 1 – unadjusted quoted prices in active markets for identical investments and/or registered investment companies where the value per share is determined and published and is the basis for current transactions for identical assets or liabilities at the valuation date

●	Level 2 – other significant observable inputs (including, but not limited to, quoted prices for an identical security in an inactive market, quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

●	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments based on the best information available)

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy which is reported is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Sterling Capital Enhanced Core Bond ETF

Notes to the Financial Statements (continued)

June 30, 2025 (Unaudited)

In computing the NAV of the Fund, fair value is based on market valuations with respect to portfolio securities for which market quotations are readily available. Pursuant to Board approved policies, the Fund relies on independent third-party pricing services to provide the current market value of securities. Those pricing services value equity securities, including exchange-traded funds, exchange-traded notes, closed-end funds and preferred stocks, traded on a securities exchange at the last reported sales price on the principal exchange. Equity securities quoted by Nasdaq are valued at the Nasdaq Official Closing Price. If there is no reported sale on the principal exchange, equity securities are valued at the mean between the most recent quoted bid and asked price. When using market quotations or close prices provided by the pricing service and when the market is considered active, the security will be classified as a Level 1 security. Investments in open-end mutual funds, including money market mutual funds, are generally priced at the ending NAV provided by the pricing service of the funds and are generally categorized as Level 1 securities. Debt securities are valued using evaluated prices furnished by a pricing vendor selected by the Board and are generally classified as Level 2 securities.

In the event that market quotations are not readily available or are considered unreliable due to market or other events, securities are valued in good faith by the Adviser as “valuation designee” under the oversight of the Board. The Adviser has adopted written policies and procedures for valuing securities and other assets in circumstances where market quotes are not readily available. In the event that market quotes are not readily available, and the security or asset cannot be valued pursuant to one of the valuation methods, the value of the security or asset will be determined in good faith by the Adviser pursuant to its policies and procedures. On a quarterly basis, the Adviser’s fair valuation determinations will be reviewed by the Board. Under these policies, the securities will be classified as Level 2 or 3 within the fair value hierarchy, depending on the inputs used.

The following is a summary of the inputs used to value the Fund’s investments as of June 30, 2025:

	Valuation Inputs
Assets	Level 1	Level 2	Level 3	Total
Asset Backed Securities	$—	$97,338,693	$—	$97,338,693
Corporate Bonds	—	95,053,551	—	95,053,551
U.S. Government & Agencies	—	117,483,997	—	117,483,997
U.S. Treasury Bonds & Notes	—	100,638,246	—	100,638,246
Total	$—	$410,514,487	$—	$410,514,487

The Fund did not hold any investments during or at the end of the reporting period for which significant unobservable inputs (Level 3) were used in determining fair value; therefore, no reconciliation of Level 3 securities is included for this reporting period.

Sterling Capital Enhanced Core Bond ETF

Notes to the Financial Statements (continued)

June 30, 2025 (Unaudited)

NOTE 4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES AND OTHER SERVICE PROVIDERS

The Adviser, under the terms of the investment advisory agreement with the Trust with respect to the Fund (the “Agreement”), manages the Fund’s investments. As compensation for its management services, the Fund is obligated to pay the Adviser a fee computed and accrued daily and paid monthly at an annual rate of 0.39% of the Fund’s average daily net assets. Pursuant to its Agreement, the has agreed to pay all other expenses of the Fund, except for the management fee, interest, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses and distribution fees and expenses paid by the Fund under any distribution plan adopted pursuant to Rule 12b-1.

For the period ended June 30, 2025, the Adviser earned a fee of $343,236 from the Fund. At June 30, 2025, the Fund owed the Adviser $161,958 relating to the Adviser fee.

Ultimus Fund Solutions, LLC (“Ultimus”) provides administration and fund accounting services to the Fund. The Adviser pays Ultimus fees in accordance with the agreements for such services.

Northern Lights Compliance Services, LLC (“NLCS”), an affiliate of Ultimus, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives fees from the Adviser, which are approved by the Board.

The Board supervises the business activities of the Trust. Each Trustee serves as a Trustee for the lifetime of the Trust or until the earlier of his or her required retirement as a Trustee at age 78 (which may be extended for up to two years in an emeritus capacity at the pleasure and request of the Board), or until he/she dies, resigns, or is removed, whichever is sooner. “Independent Trustees”, meaning those Trustees who are not “interested persons” of the Trust, as defined in the 1940 Act, as amended, have each received an annual retainer of $2,000 per Fund and $500 per Fund for each quarterly Board meeting. The Trust also reimburses Trustees for out-of-pocket expense incurred in conjunction with attendance at Board meetings.

The officers of the Trust are employees of Ultimus. Northern Lights Distributors, LLC (the “Distributor”) acts as the principal distributor of the Fund’s shares. The Distributor is an affiliate of Ultimus. The Distributor is compensated by the Adviser (not the Fund) for acting as principal underwriter.

Sterling Capital Enhanced Core Bond ETF

Notes to the Financial Statements (continued)

June 30, 2025 (Unaudited)

NOTE 5. PURCHASES AND SALES OF SECURITIES

For the period ended June 30, 2025, purchases and sales of investment securities, other than short-term investments, were $169,968,521 and $30,028,082, respectively.

For the period ended June 30, 2025, purchases and sales of long-term U.S. government obligations were $289,696,604 and $62,078,961, respectively

NOTE 6. CAPITAL SHARES TRANSACTIONS

Shares are not individually redeemable and may be redeemed by the Fund at NAV only in large blocks known as “Creation Units”. Shares are created and redeemed by the Fund only in Creation Unit size aggregations of 25,000 shares. Only Authorized Participants or transactions done through an Authorized Participant are permitted to purchase or redeem Creation Units from the Fund. An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company participant and, in each case, must have executed a Participant Agreement with the Distributor. Such transactions are generally permitted on an in-kind basis, with a balancing cash component to equate the transaction to the NAV per share of the Fund on the transaction date. Cash may be substituted equivalent to the value of certain securities generally when they are not available in sufficient quantity for delivery, not eligible for trading by the Authorized Participant or as a result of other market circumstances. In addition, the Fund may impose transaction fees on purchases and redemptions of Fund shares to cover the custodial and other costs incurred by the Fund in effecting trades. A fixed fee of $250 per transaction may be imposed on each creation and redemption transaction regardless of the number of Creation Units involved in the transaction (“Fixed Fee”). An additional variable charge for cash redemptions or partial cash redemptions may also be imposed to compensate the Fund for the costs associated with selling the applicable securities. The Fund may adjust these fees from time to time based on actual experience. (“Variable Charge”, and together with the Fixed Fee, the “Transaction Fees”). For the period ended June 30, 2025, the Fund received $0 and $0 in Fixed Fees and Variable Charges, respectively.

NOTE 7. FEDERAL TAX INFORMATION

At June 30, 2025, the net unrealized appreciation (depreciation) and tax cost of investments for tax purposes were as follows:

	Tax Cost	Gross Tax Unrealized Appreciation	Gross Tax Unrealized Depreciation	Net Tax Unrealized Appreciation (Depreciation)
Sterling Capital Enhanced Core Bond ETF	$414,007,821	$3,341,261	$(861,065)	$2,480,196

Sterling Capital Enhanced Core Bond ETF

Notes to the Financial Statements (continued)

June 30, 2025 (Unaudited)

NOTE 8. INDEMNIFICATIONS

The Trust indemnifies its officers and Trustees for certain liabilities that may arise from their performance of their duties to the Trust or the Fund. Additionally, in the normal course of business, the Trust enters into contracts that contain a variety of representations and warranties which provide general indemnifications. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred.

NOTE 9. SUBSEQUENT EVENTS

Management of the Fund has evaluated the need for disclosures and/or adjustments resulting from subsequent events through the date at which these financial statements were issued. Based upon this evaluation, management has determined there were no items requiring adjustment of the financial statements or additional disclosure.

Additional Information (Unaudited)

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the period covered by this report.

Proxy Disclosures

Not applicable.

Remuneration Paid to Directors, Officers and Others

Refer to the financial statements included herein.

Statement Regarding Basis for Approval of Investment Advisory Agreement

APPROVAL OF INVESTMENT ADVISORY AGREEMENT

STERLING CAPITAL MANAGEMENT LLC

At a quarterly meeting of the Board of Trustees of Capitol Series Trust (the “Trust”) on December 10 and 11, 2024, the Trust’s Board of Trustees (the “Board”), including all of the Trustees who are not “interested persons” of the Trust (the “Independent Trustees”) as that term is defined in Section 2(a)(19) of the Investment Company Act of 1940, as amended (the “1940 Act”), considered and approved for an initial two-year period the Investment Advisory Agreement between the Trust and Sterling Capital Management LLC (“Sterling Capital”) (the “Investment Advisory Agreement”) with respect to the Sterling Capital Enhanced Core Bond ETF (the “Fund”), a series of the Trust.

Prior to the meeting, the Trustees received and considered information from Sterling Capital and the Trust’s administrator designed to provide the Trustees with the information necessary to evaluate the terms of the proposed Investment Advisory Agreement between the Trust and Sterling Capital, including, but not limited to, Sterling Capital’s response to counsel’s due diligence letter requesting information relevant to the approval of the Investment Advisory Agreement, the unitary fee contained in the Investment Advisory Agreement pursuant to which the operating expenses of the Fund would be limited to those fees paid by the Fund to Sterling Capital (subject to specific exclusions disclosed in the Fund’s prospectus), the projected profitability of the Fund to Sterling Capital, the overall financial condition of Sterling Capital, and peer group expense and performance data provided by Broadridge for comparative purposes (collectively, the “Support Materials”). At various times, the Trustees reviewed the Support Materials with Sterling Capital, Trust management, and with counsel to the Independent Trustees. The completeness of the Support Materials provided by Sterling Capital, which included both responses and materials provided in response to initial and supplemental due diligence requests, was noted. Representatives from Sterling Capital met with the Trustees and provided further information, including but not limited to, the services it proposed to provide to the Fund, firm ownership, resources available to service the Fund, including compliance resources, other investment strategies managed by Sterling Capital, succession planning, and profitability. This information formed the primary, but not exclusive, basis for the Board’s determinations.

Before voting to approve the Investment Advisory Agreement, the Trustees reviewed the terms and the form of the Investment Advisory Agreement and the Support Materials with Trust management and with counsel to the Independent Trustees. The Trustees also received a memorandum from

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counsel discussing the legal standards for their consideration of the proposed Investment Advisory Agreement, which memorandum described the various factors that the U.S. Securities and Exchange Commission (“SEC”) and U.S. Courts over the years have suggested would be appropriate for trustee consideration in the advisory agreement approval process, including the factors outlined in the case of Gartenberg v. Merrill Lynch Asset Management Inc., 694 F.2d 923, 928 (2d Cir. 1982); cert. denied sub. nom. and Andre v. Merrill Lynch Ready Assets Trust, Inc., 461 U.S. 906 (1983).

In determining whether to approve the Investment Advisory Agreement, the Trustees considered all factors they believed relevant with respect to the Fund, including the following: (1) the nature, extent, and quality of the services to be provided by Sterling Capital; (2) the cost of the services to be provided and the profits to be realized by Sterling Capital from services rendered to the Trust with respect to the Fund; (3) comparative fee and expense data for the Fund and other investment companies with similar investment objectives; (4) the extent to which economies of scale may be realized as the Fund grows and whether the advisory fee for the Fund reflects these economies of scale for the Fund’s benefit; and (5) other financial benefits to Sterling Capital resulting from services to be rendered to the Fund. In their deliberations, the Trustees did not identify any particular information that was all-important or controlling.

After having received and reviewed the Support Materials, as well as Sterling Capital’s presentation, and noting additional discussions with representatives of Sterling Capital that had occurred at various times, the Trustees determined that they had all of the information they deemed reasonably necessary to make an informed decision concerning the approval of the Investment Advisory Agreement. The Trustees discussed the facts and factors relevant to the approval of the Investment Advisory Agreement, which incorporated and reflected their knowledge of Sterling Capital’s services to be provided to the Fund. Based upon Sterling Capital’s presentation and the Support Materials, the Board concluded that the overall arrangements between the Trust and Sterling Capital as set forth in the Investment Advisory Agreement are fair and reasonable in light of the services Sterling Capital will perform, the investment advisory fees that the Fund will pay, and such other matters as the Trustees considered relevant in the exercise of their reasonable business judgment. The material factors and conclusions that formed the basis of the Trustees’ determination to approve the Investment Advisory Agreement are summarized below.

Nature, Extent and Quality of Services Provided. The Trustees considered the scope of services that Sterling Capital would provide under the Investment Advisory Agreement, noting that such services include but are not limited to the following: (1) obtaining and evaluating such information and advice relating to the economy, securities markets, and securities and other investments as it deems necessary or useful to discharge its duties under the Investment Advisory Agreement, respectively; (2) investing the Fund’s assets consistent with the its investment objective and investment policies; (3) determining the portfolio securities to be purchased, sold or otherwise disposed of and the timing of such transactions; (4) voting all proxies with respect to the Fund’s portfolio securities; (5) maintaining the required books and records for transactions that Sterling Capital effects on behalf of the Fund; (6) selecting broker-dealers to execute orders on behalf of the Fund; (7) performing compliance services on behalf of the Fund; and (8) engaging in marketing activities to support asset growth in the Fund. The Trustees noted that, subject to Board supervision, the Adviser is responsible for providing general investment advice and guidance to the Fund, research support, and compliance/compliance oversight services and that the Adviser would also provide proxy voting, record-keeping

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and other administrative services for the Fund. The Trustees also noted that Sterling Capital and its affiliates, from their own profits and resources, will also provide marketing and distribution support for the Fund.

The Trustees considered the capitalization of Sterling Capital and its assets under management. The Trustees further considered the investment philosophy and investment industry experience of the portfolio managers, and noted the investment methodology Sterling Capital would utilize to manage the Fund’s portfolio in accordance with its investment strategy. The Trustees also considered the back-tested performance of Sterling Capital’s investment model. The Trustees concluded that they were satisfied with the nature, extent, and quality of services that Sterling Capital would provide to the Fund under the Investment Advisory Agreement.

Cost of Advisory Services and Profitability. The Trustees considered the unitary fee that the Fund would pay to Sterling Capital under the Investment Advisory Agreement, noting that the Sterling Capital is obligated to pay all of the operating expenses of the Fund under such agreement, and also reviewed the projected profitability to Sterling Capital resulting from the services that the firm would render to the Fund. The Trustees also considered the commitment of Sterling Capital with respect to the Fund and the expected growth of assets in the Fund over time. Finally, the Trustees reviewed financial condition and fiscal health of Sterling Capital, as it relates to the firm’s financial ability to provide contractually required services to the Fund.

Comparative Fee and Expense Data. The Trustees also reviewed and discussed with Sterling Capital the projected unitary fee, and the contractual expenses of the Fund as compared to those of other funds in the peer group category analysis provided by Broadridge. The Trustees noted that the peer group category for the Fund comparison included other actively managed exchange-traded funds in the Morningstar Intermediate Core-Plus Bond category, and discussed the appropriateness of the category selected for the comparison. In addition, they considered that the proposed fee structure of the Fund was a unitary fee wherein Sterling Capital would be obligated to pay all operating expenses of the Fund. The Trustees noted that the Fund’s proposed unitary fee of 0.39% was lower than the average management fees reported for the Morningstar category and equal to those the Broadridge custom peer group. The Trustees noted that the Fund’s proposed unitary fee of 0.39% was equal to the median management fees of the Morningstar category and lower than the average management fees of the Morningstar category. The Trustees also noted that the proposed unitary fee of the Fund was equal to the median and slightly lower than the average management fees of the Broadridge custom peer group. The Trustees noted that the Fund’s proposed unitary fee of 0.39% was lower than both the median and average gross fees of both the Morningstar category and the Broadridge custom peer group. With respect to total net fees, the Trustees noted that the Fund’s proposed unitary fee was equal to the median net fees of both the Morningstar category and Broadridge custom peer group and lower than the average net fees of both the Morningstar category and Broadridge custom peer group. While recognizing that it is difficult to compare management fees because the scope of advisory services provided and fee structures may vary from one investment adviser to another, the Trustees concluded that the proposed unitary management fee is reasonable at this time.

Economies of Scale. The Trustees considered whether the Fund may benefit from any economies of scale and noted the pro forma profitability projections. They noted that at an asset level of $350

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million, it was projected that the Fund would be profitable. The Trustees concluded that no material economies exist at this time.

Other Benefits. The Trustees noted that Sterling Capital will not utilize soft dollar arrangements with respect to portfolio transactions in the Fund and does not anticipate the use of affiliated brokers to execute the Fund’s portfolio transactions. The Trustees concluded that Sterling Capital will not receive any other material financial benefits from services rendered to the Fund.

Other Considerations. The Trustees also considered potential conflicts of interest for Sterling Capital. Based on the assurances from representatives of Sterling Capital, the Trustees concluded that no conflict of interest currently exists that could adversely impact the Fund.

Conclusions. Based upon presentation of Sterling Capital to the Board and the Support Materials considered in connection with the approval of the Investment Advisory Agreement, the Board concluded that the overall arrangements between the Trust and Sterling Capital, as set forth in the Investment Advisory Agreement, are fair and reasonable in light of the services to be performed, the fees to be paid and such other matters as the Trustees considered relevant in the exercise of their reasonable judgment.

Proxy Voting (Unaudited)

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the Fund voted those proxies during the most recent twelve month period ended June 30, are available (1) without charge upon request by calling the Fund at (888) 711-2837 and (2) in Fund documents filed with the SEC on the SEC’s website at www.sec.gov.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not Applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not Applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Included under Item 7

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Included under Item 7

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not Applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not Applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not Applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

None

Item 16. Controls and Procedures

(a)	The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures as of a date within 90 days of this report on Form N-CSR.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not Applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

(a)	Not Applicable.

(b)	Not Applicable.

Item 19. Exhibits.

(a)(1)	Not Applicable – disclosed with annual report.

(a)(2)	Not Applicable.

(a)(3)	Certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2under the Investment Company Act of 1940 are filed herewith.

(a)(4)	Not Applicable.

(b)	Certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)): Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Capitol Series Trust

By (Signature and Title)	/s/ Matthew J. Miller
Matthew J. Miller, President and Principal Executive Officer

Date	9/03/2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Matthew J. Miller
Matthew J. Miller, President and Principal Executive Officer

Date	9/03/2025

By (Signature and Title)	/s/ Zachary P. Richmond
Zachary P. Richmond, Treasurer and Principal Financial Officer

Date	9/03/2025